John Hancock Funds II

Supplement dated June 7, 2019 to the current Prospectus, as may be supplemented

Spectrum Income Fund (the fund)

The liquidation of the fund has been delayed until further notice.

For more information, please call John Hancock Investments at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II

Supplement dated June 7, 2019 to the current Statement of Additional Information (SAI), as may be supplemented

Spectrum Income Fund (the fund)

The liquidation of the fund has been delayed until further notice.

For more information, please call John Hancock Investments at 800-225-5291.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.